BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
The purchase price allocation is based on the estimated fair value of assets acquired and liabilities assumed and has been allocated as follows:

The assets and liabilities of Ecessa were recorded in the consolidated balance sheet within the Services & Support segment as of the acquisition date, at their respective fair values. The purchase price allocation is based on the estimated fair value of assets acquired and liabilities assumed and has been allocated as follows:

May 14, 2020
Current assets	$1,101,000
Property, plant, and equipment	127,000
Other long-term assets	421,000
Intangible assets	2,260,000
Goodwill	1,341,000
Total assets	5,250,000

Total liabilities	608,000

Net assets acquired	$4,642,000

The assets and liabilities of Ecessa were recorded in the consolidated balance sheet within the Services & Support segment as of the acquisition date, at their respective fair values. The purchase price allocation is based on the estimated fair value of assets acquired and liabilities assumed and has been allocated as follows:

May 14, 2020

Current assets	$1,101,000
Property, plant, and equipment	127,000
Other long-term assets	421,000
Intangible assets	2,260,000
Goodwill	1,341,000
Total assets	5,250,000

Total liabilities	608,000

Net assets acquired	$4,642,000